PRINCIPAL ACCOUNTING POLICIES - Foreign currencies (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / $	Dec. 31, 2017 CNY (¥)
RMB/USD exchange rate used in translation | ¥ / $	0.1454
Non-collateralized receivable related to financial services | ¥	¥ 818	¥ 596
Minimum
Useful life	3 years
Maximum
Useful life	10 years
Land use rights | Minimum
Useful life	40 years
Land use rights | Maximum
Useful life	50 years